 [AIM LOGO APPEARS HERE]           Dear Shareholder:
--Registered Trademark--
                                   As the end of the fiscal year arrived, the
                 [PHOTO of         U.S. economy continued to move ahead at a
             Charles T. Bauer,     lively pace. The robust domestic economy
              Chairman of the      (coupled with inflationary tendencies in
LETTER       Board of The Fund     certain commodity prices) compelled the
TO OUR         APPEARS HERE]       Federal Reserve Board (the Fed) to increase
SHAREHOLDERS                       the federal funds rate four times during the
                 fiscal year, resulting in a current federal funds rate of 6.50%. On August 22, at its last meeting before the end of the reporting period, the Fed remained on hold, leaving the rate unchanged. However, concern about inflation remains due to trepidation about crude-oil prices. The energy sector poses the highest risk of inflation; the price of crude oil has escalated from $25 per barrel to more than $33 during the fiscal year. Recent monthly economic data releases reflect a moderate growth trend for the economy, a bit slower than when 2000 began. Gross domestic product for the second quarter of 2000 was 5.6%, and the estimate for the third quarter is between 3.5% and 4.0%.

                 YOUR INVESTMENT PORTFOLIO

                   As of August 31, 2000, the performance of the portfolio's
                 Resource Class topped that of its comparative indexes, as shown in the table. (Had the distributor not waived fees during the reporting period, returns would have been lower.) Although the Treasury-bill yield curve remained somewhat expensive for the portfolio's rate target for most of the year, the portfolio held to its consistent investment discipline, maintaining a relatively short, laddered structure. This structure is used to help ensure that the portfolio's yield is not unduly influenced by reinvestment rates on any particular maturity date. As Treasury-bill rates plunged, portfolio managers looked to take advantage of the relatively cheaper coupon securities to help add value. The weighted average maturity (WAM) was held between 18 and 33 days during the fiscal year. At the close of the period, the weighted average maturity was 21 days. Net assets of the Resource Class stood at $305.14 million at the close of the fiscal year.


                 YIELDS AS OF 8/31/00
                                                         Average      Seven-Day
                                                      Monthly Yield     Yield
                 Treasury Portfolio                        6.20%        6.25%
                 Resource Class

                 IBC Money Fund Averages(TM) -             5.72%        5.74%
                 U.S. Treasury/Repurchase Agreements

                 IBC Money Fund Averages(TM) -             6.04%        6.06%
                 Government Only/Institutions Only

                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
                   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury and repurchase agreements secured by Treasuries. Securities purchased for the

                                                                     (continued)
                 portfolio will have maturities of 397 days or less. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                 OUTLOOK FOR THE FUTURE

                 August saw a decline in the Consumer Price Index and the Producer Price Index and flat retail sales, which led to a widespread consensus among financial markets that the Fed will not increase short-term rates for the rest of the year. Jobless claims are the highest they have been since mid-1998. With a presidential election in the near future, the Fed is expected to remain on hold, and the economy will experience the gradual effect of the fiscal year's aggregate 125-basis-point short-term rate increase. Considering the short weighted average maturity the portfolio maintains, the inversion of the Treasury yield curve has allowed it to maintain outstanding performance, along with the flexibility to adjust its maturity schedule in the event of sudden rate changes or curve corrections.
                   We are pleased to send you this annual report on your
                 investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may help.

                 Respectfully submitted,

                 /s/ CHARLES T. BAUER
                 Charles T. Bauer
                 Chairman

SCHEDULE OF INVESTMENTS
August 31, 2000

                                                    PAR
                                         MATURITY  (000)      VALUE
U.S. TREASURY SECURITIES - 16.20%

U.S. TREASURY BILLS(a) - 5.51%

6.35%                                    09/21/00 $ 40,000 $ 39,858,889
-----------------------------------------------------------------------
5.95%                                    12/14/00   50,000   49,140,195
-----------------------------------------------------------------------
5.95%                                    01/04/01  100,000   97,942,361
-----------------------------------------------------------------------
5.95%                                    01/11/01   50,000   48,909,167
-----------------------------------------------------------------------
5.80%                                    05/31/01   25,000   23,904,444
-----------------------------------------------------------------------
5.87%                                    08/30/01   25,000   23,520,271
-----------------------------------------------------------------------
                                                            283,275,327
-----------------------------------------------------------------------

U.S. TREASURY NOTES - 10.30%

6.13%                                    09/30/00   50,000   50,003,811
-----------------------------------------------------------------------
4.50%                                    09/30/00   50,000   49,933,799
-----------------------------------------------------------------------
4.00%                                    10/31/00  125,000  124,551,123
-----------------------------------------------------------------------
5.75%                                    11/15/00  100,000   99,885,455
-----------------------------------------------------------------------
4.63%                                    11/30/00   75,000   74,709,685
-----------------------------------------------------------------------
4.63%                                    12/31/00   25,000   24,823,480
-----------------------------------------------------------------------
5.50%                                    12/31/00   30,000   29,873,407
-----------------------------------------------------------------------
6.25%                                    04/30/01   75,000   74,910,815
-----------------------------------------------------------------------
                                                            528,691,575
-----------------------------------------------------------------------

U.S. TREASURY STRIPS - 0.39%(b)

6.42%                                    02/15/01   20,572   19,991,937
-----------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
 (COST $831,958,839)                                        831,958,839
-----------------------------------------------------------------------
TOTAL INVESTMENTS (EXCLUDING REPURCHASE
 AGREEMENTS)                                                831,958,839
-----------------------------------------------------------------------

REPURCHASE AGREEMENTS(c) - 83.93%

ABN-Amro Bank N.V.(d)
 6.61%                                   09/01/00 200,000   200,000,000
-----------------------------------------------------------------------
Barclays Capital Inc.(e)
 6.62%                                   09/01/00  650,000  650,000,000
-----------------------------------------------------------------------
Bear, Stearns & Co. Inc.(f)
 6.62%                                      --     150,000  150,000,000
-----------------------------------------------------------------------
CIBC Oppenheimer Corp.(g)
 6.62%                                   09/01/00  240,000  240,000,000
-----------------------------------------------------------------------
Credit Suisse First Boston Corp.(h)
 6.62%                                   09/01/00  150,000  150,000,000
-----------------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)       VALUE
REPURCHASE AGREEMENTS(c) - (CONTINUED)

Deutsche Bank Securities Inc.(i)
 6.62%                                           --    $700,000 $  700,000,000
-------------------------------------------------------------------------------
First Union Capital Markets Corp.(j)
 6.61%                                        09/01/00  150,000    150,000,000
-------------------------------------------------------------------------------
Goldman, Sachs & Co.(k)
 6.48%                                        09/29/00  225,000    225,000,000
-------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.(l)
 6.62%                                        09/01/00  240,000    240,000,000
-------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.(m)
 6.52%                                        10/26/00  225,000    225,000,000
-------------------------------------------------------------------------------
Salomon Smith Barney Inc.(n)
 6.62%                                        09/01/00  240,000    240,000,000
-------------------------------------------------------------------------------
State Street Bank and Trust Co.(o)
 6.44%                                        10/26/00  150,000    150,000,000
-------------------------------------------------------------------------------
UBS Warburg
 6.45%(p)                                     09/01/00  250,000    250,000,000
-------------------------------------------------------------------------------
 6.61%(q)                                     09/01/00  539,330    539,329,185
-------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale(r)
 6.62%                                        09/01/00  200,000    200,000,000
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost
 $4,309,329,185)                                                 4,309,329,185
-------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.13%
 (COST $5,141,293,902)(s)                                        5,141,288,024
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.13)%                             (6,723,392)
===============================================================================
NET ASSETS - 100.00%                                            $5,134,564,632
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(c) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Repurchase agreement entered into 08/31/00 with a maturing value of $200,036,722. Collateralized by $187,282,000 U.S. Treasury obligations, 5.50% to 7.13% due 02/15/08 to 05/15/30 with an aggregate market value at 08/31/00 of $204,000,026.
(e) Repurchase agreement entered into 08/31/00 with a maturing value of $650,119,528. Collateralized by $625,661,000 U.S. Treasury obligations, 0% to 11.13% due 10/05/00 to 04/15/28 with an aggregate market value at 08/31/00 of $663,000,149.
(f) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $488,073,000 U.S. Treasury obligations, 0% to 9.50% due 02/15/05 to 05/15/27 with an aggregate market value at 08/31/00 of $155,509,323.
(g) Repurchase agreement entered into 08/31/00 with a maturing value of $240,044,133. Collateralized by $228,521,000 U.S. Treasury obligations, 5.25% to 14.25% due 12/31/00 to 02/15/29 with an aggregate market value at 08/31/00 of $244,801,296.
(h) Repurchase agreement entered into 08/31/00 with a maturing value of $150,027,583. Collateralized by $345,488,909 U.S. Treasury obligations, 0% to 11.25% due 02/15/11 to 08/15/17 with an aggregate market value at 08/31/00 of $155,736,075.
(i) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $708,391,000 U.S. Treasury obligations, 6.00% due 02/15/26 with a market value at 08/31/00 of $714,000,533.
(j) Repurchase agreement entered into 08/31/00 with a maturing value of $150,027,542. Collateralized by $152,555,000 U.S. Treasury obligations, 5.50% to 7.75% due 02/15/01 to 01/31/03 with an aggregate market value at 08/31/00 of $153,000,164.
(k) Term repurchase agreement entered into 06/15/00; either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $187,912,000 U.S. Treasury obligations, 0% to 12.75% due 12/07/00 to 03/15/31 with an aggregate market value at 08/31/00 of $229,500,956.
(l) Repurchase agreement entered into 08/31/00 with a maturing value of $240,044,133. Collateralized by $413,775,000 U.S. Treasury obligations, 0% to 9.00% due 02/15/04 to 11/15/18 with an aggregate market value at 08/31/00 of $244,801,799.
(m) Term repurchase agreement entered into 06/15/00; either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $234,860,000 U.S. Treasury obligations, 5.25% to 5.50% due 08/15/03 to 05/15/09 with an aggregate market value at 08/31/00 of $229,526,309.
(n) Repurchase agreement entered into 08/31/00 with a maturing value of $240,044,133. Collateralized by $492,300,000 U.S. Treasury obligations, 0% due 11/15/00 to 02/15/22 with an aggregate market value at 08/31/00 of $245,111,378.
(o) Term repurchase agreement entered into 07/27/00; either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $150,370,000 U.S. Treasury obligations, 5.50% due 10/26/00 with a market value at 08/31/00 of $154,830,000.
(p) Term repurchase agreement entered into 06/12/00; either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $244,655,000 U.S. Treasury obligations, 3.625% due 01/15/08 with an aggregate market value at 08/31/00 of $255,002,095.
(q) Joint repurchase agreement entered into 08/31/00 with a maturing value of $600,110,167. Collateralized by $1,484,465,000 U.S. Treasury obligations, 0% to 6.50% due 02/15/11 to 11/15/26 with an aggregate market value at 08/31/00 of $612,002,098.
(r) Repurchase agreement entered into 08/31/00 with a maturing value of $200,036,778. Collateralized by $194,176,000 U.S. Treasury obligations, 5.75% to 8.75% due 06/30/01 to 11/15/27 with an aggregate market value at 08/31/00 of $204,000,694.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000

ASSETS:

Investments, excluding repurchase agreements at value
 (amortized cost)                                             $  831,958,839
----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                         4,309,329,185
----------------------------------------------------------------------------
Interest receivable                                               19,949,831
----------------------------------------------------------------------------
Investment for deferred compensation plan                            124,894
----------------------------------------------------------------------------
Other assets                                                         191,765
----------------------------------------------------------------------------
  Total assets                                                 5,161,554,514
----------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                        25,939,067
----------------------------------------------------------------------------
 Deferred compensation plan                                          124,894
----------------------------------------------------------------------------
Accrued advisory fees                                                234,754
----------------------------------------------------------------------------
Accrued administrative services fees                                  24,280
----------------------------------------------------------------------------
Accrued distribution fees                                            460,099
----------------------------------------------------------------------------
Accrued trustees' fees                                                 4,865
----------------------------------------------------------------------------
Accrued transfer agent fees                                           46,266
----------------------------------------------------------------------------
Accrued operating expenses                                           155,657
----------------------------------------------------------------------------
  Total liabilities                                               26,989,882
----------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $5,134,564,632
============================================================================

NET ASSETS:

Institutional Class                                           $3,005,442,161
============================================================================
Private Investment Class                                      $  616,987,945
============================================================================
Personal Investment Class                                     $  285,687,914
============================================================================
Cash Management Class                                         $  780,424,630
============================================================================
Reserve Class                                                 $  140,885,602
============================================================================
Resource Class                                                $  305,136,380
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            3,005,167,024
============================================================================
Private Investment Class                                         616,957,355
============================================================================
Personal Investment Class                                        285,656,855
============================================================================
Cash Management Class                                            780,343,615
============================================================================
Reserve Class                                                    140,879,867
============================================================================
Resource Class                                                   305,100,374
============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                           $1.00
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2000

INVESTMENT INCOME:

Interest                                              $296,763,367
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            2,997,421
-------------------------------------------------------------------
Administrative services fees                               289,645
-------------------------------------------------------------------
Custodian fees                                             264,473
-------------------------------------------------------------------
Distribution Fees:
 Private Investment Class                                2,960,397
-------------------------------------------------------------------
 Personal Investment Class                               2,106,232
-------------------------------------------------------------------
 Cash Management Class                                     871,251
-------------------------------------------------------------------
 Reserve Class                                           1,352,906
-------------------------------------------------------------------
 Resource Class                                            608,596
-------------------------------------------------------------------
Transfer agent fees                                        895,494
-------------------------------------------------------------------
Trustees' fees                                              27,336
-------------------------------------------------------------------
Other                                                      640,011
-------------------------------------------------------------------
  Total expenses                                        13,013,762
-------------------------------------------------------------------
Less: Fees waived                                       (2,452,787)
-------------------------------------------------------------------
  Net expenses                                          10,560,975
-------------------------------------------------------------------
Net investment income                                  286,202,392
-------------------------------------------------------------------
Net realized gain from investment securities               103,423
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $286,305,815
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2000 and 1999

                                                   2000             1999
                                              ---------------  --------------
OPERATIONS:

 Net investment income                        $   286,202,392  $  252,566,461
------------------------------------------------------------------------------
 Net realized gain from investments
  securities                                          103,423         233,481
------------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   286,305,815     252,799,942
------------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                             (168,250,201)   (154,878,876)
------------------------------------------------------------------------------
 Private Investment Class                         (31,619,432)    (16,111,371)
------------------------------------------------------------------------------
 Personal Investment Class                        (14,529,364)    (16,331,172)
------------------------------------------------------------------------------
 Cash Management Class                            (48,379,385)    (46,789,257)
------------------------------------------------------------------------------
 Reserve Class                                     (6,635,851)     (1,139,360)
------------------------------------------------------------------------------
 Resource Class                                   (16,788,159)    (17,316,425)
------------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains:
 Institutional Class                                       --        (432,034)
------------------------------------------------------------------------------
 Private Investment Class                                  --         (43,761)
------------------------------------------------------------------------------
 Personal Investment Class                                 --         (47,801)
------------------------------------------------------------------------------
 Cash Management Class                                     --        (126,796)
------------------------------------------------------------------------------
 Resource Class                                            --         (49,581)
------------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                             (158,816,289)    176,115,895
------------------------------------------------------------------------------
 Private Investment Class                         201,791,567      54,904,969
------------------------------------------------------------------------------
 Personal Investment Class                            749,971    (120,836,036)
------------------------------------------------------------------------------
 Cash Management Class                            (79,947,027)    (73,350,853)
------------------------------------------------------------------------------
 Reserve Class                                     20,906,537     (96,827,871)
------------------------------------------------------------------------------
 Resource Class                                   (53,970,656)    119,973,330
------------------------------------------------------------------------------
    Net increase (decrease) in net assets         (69,182,474)     59,512,942
------------------------------------------------------------------------------

NET ASSETS:

Beginning of year                               5,203,747,106   5,144,234,164
------------------------------------------------------------------------------
End of year                                   $ 5,134,564,632  $5,203,747,106
==============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $ 5,134,105,090  $5,203,390,987
------------------------------------------------------------------------------
Undistributed net realized gain from
 investment securities                                459,542         356,119
------------------------------------------------------------------------------
                                              $ 5,134,564,632  $5,203,747,106
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Government TaxAdvantage Portfolio (formerly the Treasury TaxAdvantage Portfolio). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"). The Portfolio consists of six separate classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Portfolio to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

NET ASSETS                                                                 RATE
--------------------------------------------------------------------------------
First $300 million                                                         0.15%
Over $300 million to $1.5 billion                                          0.06%
Over $1.5 billion                                                          0.05%
--------------------------------------------------------------------------------

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2000, AIM was paid $289,645 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2000, AFS was paid $649,484 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment

Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of
(a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. During the year ended August 31, 2000, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,776,238, $1,404,154, $697,001, $1,082,325 and $486,877, respectively, as compensation under the Plan and FMC waived fees of $2,452,787.
 Certain officers and trustees of the Fund are officers of AIM, FMC, and AFS. During the year ended August 31, 2000, the Portfolio paid legal fees of
$10,563 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2000 and 1999 were as follows:

                                     2000                              1999
                        --------------------------------  --------------------------------
                            SHARES           AMOUNT           SHARES           AMOUNT
                        ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class    13,259,879,098  $13,259,879,098   18,697,189,201  $18,697,189,201
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  4,452,716,202    4,452,716,202    1,543,792,773    1,543,792,773
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                  2,802,718,615    2,802,718,615    3,783,262,789    3,783,262,789
-------------------------------------------------------------------------------------------
  Cash Management Class   3,936,809,001    3,936,809,001    6,593,996,488    6,593,996,488
-------------------------------------------------------------------------------------------
  Reserve Shares          1,043,878,989    1,043,878,989      339,249,182      339,249,182
-------------------------------------------------------------------------------------------
  Resource Class          3,019,552,372    3,019,552,372    2,625,595,247    2,625,595,247
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        31,333,569       31,333,569       35,404,120       35,404,120
-------------------------------------------------------------------------------------------
  Private Investment
   Class                      6,230,329        6,230,329        5,531,007        5,531,007
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                     11,719,987       11,719,987       14,908,717       14,908,717
-------------------------------------------------------------------------------------------
  Cash Management Class      15,673,083       15,673,083       18,450,756       18,450,756
-------------------------------------------------------------------------------------------
  Reserve Shares              6,352,088        6,352,088          740,689          740,689
-------------------------------------------------------------------------------------------
  Resource Class             13,456,848       13,456,848       16,749,204       16,749,204
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (13,450,028,956) (13,450,028,956) (18,556,477,426) (18,556,477,426)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                 (4,257,154,964)  (4,257,154,964)  (1,494,418,811)  (1,494,418,811)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (2,813,688,631)  (2,813,688,631)  (3,919,007,542)  (3,919,007,542)
-------------------------------------------------------------------------------------------
  Cash Management Class  (4,032,429,111)  (4,032,429,111)  (6,685,798,097)  (6,685,798,097)
-------------------------------------------------------------------------------------------
  Reserve Shares         (1,029,324,540)  (1,029,324,540)    (220,016,541)    (220,016,541)
-------------------------------------------------------------------------------------------
  Resource Class         (3,086,979,876)  (3,086,979,876)  (2,739,172,322)  (2,739,172,322)
-------------------------------------------------------------------------------------------
                            (69,285,897) $   (69,285,897)      59,979,434  $    59,979,434
===========================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Resource Class outstanding throughout the periods indicated.

                                           RESOURCE CLASS
                         ---------------------------------------------------------
                                                                    MARCH 12, 1996
                                                                     (DATE SALES
                                YEAR ENDED AUGUST 31,                 COMMENCED)
                         -----------------------------------------  TO AUGUST 31,
                           2000         1999      1998      1997         1996
                         --------     --------  --------  --------  --------------
Net asset value,
 beginning of period     $   1.00     $   1.00  $   1.00  $   1.00     $  1.00
----------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income       0.06         0.05      0.05      0.05        0.03
----------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income         (0.06)       (0.05)    (0.05)    (0.05)      (0.03)
----------------------------------------------------------------------------------
Net asset value, end of
 period                  $   1.00     $   1.00  $   1.00  $   1.00     $  1.00
==================================================================================
Total return(a)              5.66%        4.80%     5.47%     5.30%       2.43%
==================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $305,136     $359,101  $455,961  $237,123     $33,339
==================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers            0.26%(b)     0.25%     0.24%     0.25%       0.25%(c)
----------------------------------------------------------------------------------
 Without fee waivers         0.30%(b)     0.29%     0.28%     0.29%       0.29%(c)
==================================================================================
Ratio of net investment
 income to average net
 assets                      5.50%(b)     4.69%     5.34%     5.19%       5.07%(c)
==================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average net assets of $304,298,145.
(c) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

[SIGNATURE OF KPMG LLP APPEARS HERE]

October 6, 2000
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio (the "Fund"), a portfolio of Short-Term Investments Trust, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1)* To elect ten Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(3)   To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund so that it is non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                                   WITHHELD/
 DIRECTORS/MATTER                         VOTES FOR               ABSTENTIONS
 ----------------                       -------------             -----------
 (1)*    Charles T. Bauer............   2,273,936,836             196,328,854
         Bruce L. Crockett...........   2,428,834,336              41,431,354
         Owen Daly II................   2,428,834,336              41,431,354
         Edward K. Dunn, Jr..........   2,428,834,336              41,431,354
         Jack M. Fields..............   2,428,834,336              41,431,354
         Carl Frischling.............   2,411,783,586              58,482,104
         Robert H. Graham............   2,428,834,336              41,431,354
         Prema Mathai-Davis..........   2,428,834,336              41,431,354
         Lewis F. Pennock............   2,273,936,836             196,328,854
         Louis S. Sklar..............   2,428,834,336              41,431,354
                                                         VOTES     WITHHELD/
 DIRECTORS/MATTER                         VOTES FOR     AGAINST   ABSTENTIONS
 ----------------                       ------------- ----------- -----------
 (2)     Adjournment of approval of a
         new Master Investment
         Advisory Agreement..........   1,521,703,096 130,010,696 428,771,434**
 (3) (a) Adjournment of approval of
         changing or adding the
         Fundamental Restriction on
         Issuer Diversification......   1,378,741,701 269,118,684 432,624,841**
 (3) (b) Adjournment of approval of
         changing the Fundamental
         Restriction on Borrowing
         Money and Issuing Senior
         Securities..................   1,378,449,294 269,745,554 432,290,378**
 (3) (c) Adjournment of approval of
         changing the Fundamental
         Restriction on Underwriting
         Securities..................   1,454,541,264 193,653,584 432,290,378**
 (3) (d) Adjournment of approval of
         changing the Fundamental
         Restriction on Industry
         Concentration...............   1,438,777,311 209,417,537 432,290,378**
 (3) (e) Adjournment of approval of
         changing the Fundamental
         Restriction on Purchasing or
         Selling Real Estate.........   1,515,006,564 133,114,284 432,364,378**
 (3) (f) Adjournment of approval of
         changing the Fundamental
         Restriction on Purchasing or
         Selling Commodities, Margin
         Transactions, Short Sales of
         Securities and Investing in
         Puts or Calls...............   1,377,919,651 270,162,337 432,403,238**
 (3) (g) Adjournment of approval of
         changing the Fundamental
         Restriction on Making Loans.   1,438,788,734 209,411,754 432,284,738**
 (3) (h) Adjournment of approval of a
         new Fundamental Investment
         Restriction on Investing all
         of the Fund's Assets in an
         Open-End Fund...............   1,438,611,945 209,588,543 432,284,738**
 (3) (i) Adjournment of approval of
         the Elimination of
         Fundamental Restriction on
         Mortgaging or Pledging
         Assets......................   1,377,980,975 270,213,872 432,290,379**
 (3) (j) Adjournment of approval of
         the Elimination of
         Fundamental Restriction on
         Investing in Obligations not
         Payable in United States
         Currency....................   1,133,334,115 514,792,372 432,358,739**
 (4)     Adjournment of approval of
         changing the Investment
         Objective of the Fund so
         that it is Non-Fundamental..   1,108,131,059 540,001,604 432,352,563**
 (5)     Ratification of the
         selection of KPMG LLP as
         Independent Accountants of
         the Fund....................   1,713,061,951           0 367,423,275

The Special Meeting of Shareholders of the Trust was reconvened on May 31, 2000. The following matters were then considered:

                                                         VOTES     WITHHELD/
 DIRECTORS/MATTER                         VOTES FOR     AGAINST   ABSTENTIONS
 ----------------                       ------------- ----------- -----------
 (2)     Approval of a new Investment
         Advisory Agreement..........   2,590,468,323 130,724,035 531,254,153**
 (3) (a) Approval of changing or
         adding the Fundamental
         Restriction on Issuer
         Diversification.............   2,447,885,510 269,453,440 535,107,561**
 (3) (b) Approval of changing the
         Fundamental Restriction on
         Borrowing Money and Issuing
         Senior Securities...........   2,447,593,103 270,080,310 534,773,098**
 (3) (c) Approval of changing the
         Fundamental Restriction on
         Underwriting Securities.....   2,523,685,073 193,988,340 534,773,098**
 (3) (d) Approval of changing the
         Fundamental Restriction on
         Industry Concentration......   2,505,702,410 209,752,293 536,991,808**
 (3) (e) Approval of changing the
         Fundamental Restriction on
         Purchasing or Selling Real
         Estate......................   2,584,150,373 133,449,040 534,847,098**
 (3) (f) Approval of changing the
         Fundamental Restriction on
         Purchasing or Selling
         Commodities, Margin
         Transactions, Short Sales of
         Securities and Investing in
         Puts or Calls...............   2,446,350,121 271,210,432 534,885,958**
 (3) (g) Approval of changing the
         Fundamental Restriction on
         Making Loans ...............   2,507,932,543 209,746,510 534,767,458**
 (3) (h) Approval of a new
         Fundamental Investment
         Restriction on Investing all
         of the Fund's Assets in an
         Open-End Fund...............   2,506,696,387 210,946,187 534,803,937**
 (3) (i) Elimination of Fundamental
         Restriction on Mortgaging or
         Pledging Assets.............   2,444,084,789 273,588,624 534,773,098**
 (3) (j) Elimination of Fundamental
         Restriction on Investing in
         Obligations not Payable in
         United States Currency......   2,199,915,457 517,689,596 534,841,458**
 (4)     Approval of changing the
         Investment Objectives of the
         Fund so that it is Non-
         Fundamental.................   2,169,592,564 545,557,819 537,296,128**

------
 * Proposal 1 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust
** Includes Broker Non-Votes

                           TRUSTEES
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham          Short-Term
Owen Daly II                                   Prema Mathai-Davis          Investments Trust
Edward K. Dunn, Jr.                              Lewis F. Pennock          (STIT)
Jack M. Fields                                     Louis S. Sklar

                           OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton                         Vice President & Treasurer
Melville B. Cox                                    Vice President          Treasury
Karen Dunn Kelley                                  Vice President          Portfolio
J. Abbott Sprague                                  Vice President          -------------------------------------------------
Mary J. Benson     Assistant Vice President & Assistant Treasurer          Resource                                   ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer          Class                                      REPORT
Renee A. Friedli                              Assistant Secretary
P. Michelle Grace                             Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                            AUGUST 31, 2000
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO TRUSTEES
              Kramer Levin Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

                         AUDITORS
                         KPMG LLP
                       700 Louisiana
                      Houston, TX 77002

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

TRE-AR-5